Consolidated Balance Sheets - USD ($)	May 31, 2020	May 31, 2019
Current Assets
Cash and cash equivalents	$ 160,208	$ 1,540,158
Accounts receivable, net	127,653
Inventory	15,787
Prepaid expenses	5,588
Total Current Assets	309,236	1,540,158
Other Assets
Goodwill	5,155,141	4,456,250
Intangible assets, net	2,141,374	1,528,441
Deferred brokerage fees	149,223
Property and equipment	232,733	117,231
Right of use asset, operating lease	490,984	100,146
Security deposit	14,885	12,317
Deferred financing costs	98,198
Total Other Assets	8,282,538	6,214,385
TOTAL ASSETS	8,591,774	7,754,543
Current Liabilities
Accounts payable	126,716
Accrued expenses	1,421,842	691,940
Loan payable - related party		93,761
Convertible note payable	1,127,320	1,000,000
Note payable - related party	64,728
Operating lease obligation, current	151,867	32,045
Current portion of deferred revenues	3,795
Stock payable	75,000
Total Current Liabilities	2,971,268	1,817,746
Operating lease obligation, net of current portion	339,116	68,876
Deferred revenues, less current portion	365,718
Total Liabilities	3,676,102	1,886,622
Commitments and Contingencies - Note 9
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 20,000,000 shares authorized; 7,988,975 and 7,003,975 shares issued and outstanding as of May 31, 2020 and May 31, 2019, respectively	799	700
Additional paid-in capital	11,131,404	9,442,027
Accumulated deficit	(6,195,044)	(3,574,806)
Subtotal	4,937,159	5,867,921
Non-controlling interest	(21,487)
Total Stockholders' Equity	4,915,672	5,867,921
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,591,774	$ 7,754,543